Shareholder Report, Holdings (Details)	Jun. 30, 2024
Sprott Gold Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.82%
Sprott Gold Miners ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Sprott Gold Miners ETF | Cash Equivalents And Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
Sprott Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	72.24%
Sprott Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.93%
Sprott Gold Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sprott Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sprott Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Sprott Gold Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
Sprott Junior Gold Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	100.03%
Sprott Junior Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Junior Gold Miners ETF | Rights And Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Junior Gold Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
Sprott Junior Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	56.74%
Sprott Junior Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Sprott Junior Gold Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	27.78%
Sprott Junior Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Sprott Junior Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Sprott Junior Gold Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
Sprott Junior Gold Miners ETF | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Sprott Junior Gold Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.07%
Sprott Junior Gold Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Sprott Energy Transition Materials ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	98.38%
Sprott Energy Transition Materials ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Sprott Energy Transition Materials ETF | Rights And Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Energy Transition Materials ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Sprott Energy Transition Materials ETF | Other Assets in Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Energy Transition Materials ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	29.16%
Sprott Energy Transition Materials ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.09%
Sprott Energy Transition Materials ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.53%
Sprott Energy Transition Materials ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Energy Transition Materials ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Energy Transition Materials ETF | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Sprott Energy Transition Materials ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Sprott Energy Transition Materials ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Sprott Energy Transition Materials ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Sprott Energy Transition Materials ETF | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Sprott Energy Transition Materials ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Sprott Energy Transition Materials ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Sprott Energy Transition Materials ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Sprott Energy Transition Materials ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Sprott Energy Transition Materials ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Sprott Energy Transition Materials ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Sprott Energy Transition Materials ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Sprott Energy Transition Materials ETF | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Sprott Lithium Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.05%
Sprott Lithium Miners ETF | Other Assets in Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
Sprott Lithium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.42%
Sprott Lithium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.99%
Sprott Lithium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	40.56%
Sprott Lithium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Sprott Lithium Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
Sprott Lithium Miners ETF | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Sprott Lithium Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	10.69%
Sprott Lithium Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Sprott Lithium Miners ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.79%
Sprott Lithium Miners ETF | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	0.41%
SPROTT URANIUM MINERS ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	87.51%
SPROTT URANIUM MINERS ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
SPROTT URANIUM MINERS ETF | Other Assets in Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
SPROTT URANIUM MINERS ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
SPROTT URANIUM MINERS ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	46.99%
SPROTT URANIUM MINERS ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.38%
SPROTT URANIUM MINERS ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	15.50%
SPROTT URANIUM MINERS ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.21%
SPROTT URANIUM MINERS ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
SPROTT URANIUM MINERS ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	14.74%
SPROTT URANIUM MINERS ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.65%
Sprott Junior Uranium Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	100.02%
Sprott Junior Uranium Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
Sprott Junior Uranium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	45.61%
Sprott Junior Uranium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Sprott Junior Uranium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	29.21%
Sprott Junior Uranium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Sprott Junior Uranium Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
Sprott Junior Uranium Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Sprott Junior Copper Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.38%
Sprott Junior Copper Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Sprott Junior Copper Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.29%)
Sprott Junior Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	41.32%
Sprott Junior Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Sprott Junior Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	27.05%
Sprott Junior Copper Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Sprott Junior Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Sprott Junior Copper Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.29%)
Sprott Junior Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Sprott Junior Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Sprott Junior Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Sprott Junior Copper Miners ETF | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Sprott Junior Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Sprott Nickel Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.65%
Sprott Nickel Miners ETF | Other Assets in Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Sprott Nickel Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.99%
Sprott Nickel Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	30.05%
Sprott Nickel Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Sprott Nickel Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Sprott Nickel Miners ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Nickel Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Sprott Nickel Miners ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Sprott Nickel Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Sprott Copper Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	97.76%
Sprott Copper Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Sprott Copper Miners ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Sprott Copper Miners ETF | Other Assets in Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Sprott Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	33.15%
Sprott Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.14%
Sprott Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Sprott Copper Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Sprott Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Sprott Copper Miners ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Sprott Copper Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	8.65%
Sprott Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Sprott Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Sprott Copper Miners ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sprott Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Sprott Copper Miners ETF | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sprott Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.24%
Sprott Gold Equity Fund (Institutional Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Sprott Gold Equity Fund (Institutional Class) | Mining, Quarrying, and Oil and gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sprott Gold Equity Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Sprott Gold Equity Fund (Institutional Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Sprott Gold Equity Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Sprott Gold Equity Fund (Institutional Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Sprott Gold Equity Fund (Institutional Class) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sprott Gold Equity Fund (Institutional Class) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Sprott Gold Equity Fund (Institutional Class) | West Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Sprott Gold Equity Fund (Institutional Class) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Sprott Gold Equity Fund (Institutional Class) | BULGARIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Sprott Gold Equity Fund (Institutional Class) | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sprott Gold Equity Fund (Institutional Class) | MAURITANIA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sprott Gold Equity Fund (Institutional Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Sprott Gold Equity Fund (Institutional Class) | Invesco Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Sprott Gold Equity Fund (Institutional Class) | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sprott Gold Equity Fund (Institutional Class) | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Sprott Gold Equity Fund (Institutional Class) | Osisko Gold Royalties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Sprott Gold Equity Fund (Institutional Class) | Osisko Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund (Institutional Class) | SilverCrest Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund (Institutional Class) | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sprott Gold Equity Fund (Institutional Class) | Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sprott Gold Equity Fund (Institutional Class) | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sprott Gold Equity Fund (Investor Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Sprott Gold Equity Fund (Investor Class) | Mining, Quarrying, and Oil and gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sprott Gold Equity Fund (Investor Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Sprott Gold Equity Fund (Investor Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Sprott Gold Equity Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Sprott Gold Equity Fund (Investor Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Sprott Gold Equity Fund (Investor Class) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sprott Gold Equity Fund (Investor Class) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Sprott Gold Equity Fund (Investor Class) | West Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Sprott Gold Equity Fund (Investor Class) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Sprott Gold Equity Fund (Investor Class) | BULGARIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Sprott Gold Equity Fund (Investor Class) | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sprott Gold Equity Fund (Investor Class) | MAURITANIA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sprott Gold Equity Fund (Investor Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Sprott Gold Equity Fund (Investor Class) | Invesco Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Sprott Gold Equity Fund (Investor Class) | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sprott Gold Equity Fund (Investor Class) | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Sprott Gold Equity Fund (Investor Class) | Osisko Gold Royalties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Sprott Gold Equity Fund (Investor Class) | Osisko Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund (Investor Class) | SilverCrest Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund (Investor Class) | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sprott Gold Equity Fund (Investor Class) | Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sprott Gold Equity Fund (Investor Class) | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%